Statement of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating Expenses
General and Administrative Expense	$ 75	$ 6,935	$ 14,227	$ 11,860
Operating Expenses	75	6,935	14,227	11,860
Operating Income (Loss)	(75)	(6,935)	(14,227)	(11,860)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(15,205)	(3,680)	(18,969)	1,750
Income (Loss) before Income Taxes	(15,280)	(10,615)	(33,196)	(10,110)
Net Loss	$ (15,280)	$ (10,615)	$ (33,196)	$ (10,110)
Net Loss Per Share, Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding, Basic and Diluted	25,948,193	5,900,000	17,746,154	5,900,000